Discontinued Operations (Details) - Schedule of consolidated statements of operations from discontinued operations - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Apr. 19, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Oct. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Services	$ 138,066	$ 766,927	$ 612,862	$ 1,213,026			$ 3,379,655	$ 4,201,414
Sales of parts and equipment	141,861	316,976	324,189	605,047			3,322,944	2,178,611
Furniture and appliances		15,285,031		24,962,209	$ 34,668,113	$ 42,715,266
TOTAL REVENUE	279,927	16,368,934	937,051	26,780,282
OPERATING EXPENSES
Cost of sales	128,129	12,958,779	298,050	21,325,217	28,596,127	35,613,453
Personnel costs	63,224	1,445,149	485,774	3,209,599	2,909,752	4,715,687
Depreciation and amortization	60,167	404,366	360,746	807,602
Fuel	12,988	82,435	112,746	186,199
General and administrative	42,556	2,283,060	290,872	4,091,564	4,608,434	7,022,720
TOTAL OPERATING EXPENSES	307,064	17,173,789	1,548,188	29,620,181	7,789,221	47,628,774
LOSS FROM OPERATIONS	(27,137)	(804,855)	(611,137)	(2,839,899)	(1,717,238)	(4,919,059)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt		(1,031,463)	(320)	(1,234,245)
Gain on forgiveness of debt			380,247		(32,246)		$ (382,681)
Gain on sale of assets	99,389	37,767	548,723	37,767
Loss on acquisition receivable		809,000		(809,000)
Change in warrant liability		(2,127,656)		(2,127,656)
Interest expense	(10,357)	(345,962)	(78,308)	(677,101)
Other income (expense)		3,942	1,200	6,325	15,010
TOTAL OTHER INCOME (EXPENSE)	89,032	(4,272,372)	851,542	(4,803,910)	(1,049,215)	(6,045,632)
NET LOSS BEFORE INCOME TAXES	61,895	(5,077,227)	240,405	(7,643,809)
INCOME TAX BENEFIT		(938,952)		(1,436,752)	698,303	698,303
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS	61,895	(4,138,275)	240,405	(6,207,057)	(2,068,150)	(11,662,984)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	27,853	(1,259,699)	108,182	(1,997,884)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 34,042	$ (2,878,576)	$ 132,223	$ (4,209,173)	$ (1,447,705)	$ (7,172,772)